Cover	Dec. 21, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 21, 2021
Entity File Number	001-40116
Entity Registrant Name	MCAP Acquisition Corporation
Entity Central Index Key	0001838672
Entity Tax Identification Number	85-3978415
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	311 South Wacker Drive
Entity Address, Address Line Two	Suite 6400
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	258-8300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-third of one Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-third of one Warrant
Trading Symbol	MACQU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	MACQ
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	MACQW
Security Exchange Name	NASDAQ